Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 2 - Significant accounting policies

A.	Basis of presentation

The accompanying unaudited condensed interim financial statements and related notes should be read in conjunction with the Company’s financial statements and related notes included in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2025, which was filed with the Securities and Exchange Commission (“SEC”) on March 27, 2026. The unaudited condensed interim financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. The interim condensed financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements in accordance with IFRS for interim periods, as prescribed in IAS 34 “Interim Financial Reporting”. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature.

The results for the six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any other interim period or for any future period.

The Interim Financial Statements were approved for issue by the Board of Directors on August 12, 2026.

B.	Material accounting policies

The Interim Financial Statements have been prepared in accordance with the accounting policies adopted in the Company’s most recent annual financial statements for the year ended 31 December 2025.

C.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with IFRS requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenues and expenses during the reporting periods and the accounting policies adopted by the Company. Actual results could differ from those estimates.

D.	New Standards adopted at 1 January 2025

There are no accounting pronouncements which have become effective from 1 January 2026 that have a significant impact on the Company’s interim condensed consolidated statements.

E.	New Standards not yet effective

International Financial Reporting Standard 18, Presentation and Disclosure in Financial Statements (“IFRS 18”)

On 9 April 2024 the International Accounting Standards Board (IASB) published IFRS 18.

IFRS 18, replaces IAS 1 ‘Presentation of Financial Statements’ with the objective to improve how information is communicated in an entity’s financial statements, particularly in the statement of profit or loss and in its notes to the financial statements.

The main changes that will apply to the financial statements with the implementation of IFRS 18, in relation to the presentation and disclosure instructions that apply today include the following:

●	IFRS 18 will change the structure of the profit or loss report and will include three new defined categories: operating, investment and financing and will add two new interim summaries: operating profit and profit before financing and income taxes.

●	IFRS 18 includes guidelines for providing disclosure on performance indicators defined by management (Management-defined performance measures).

●	IFRS 18 provides guidelines regarding the aggregation and disaggregation of the information in the financial statements in relation to the question of whether information should be included in the main reports or in explanations and disclosures regarding items defined as “other”.

●	IFRS 18 includes amendments to other standards, including limited amendments to International Accounting Standard 7, Statement of Cash Flows.

International Financial Reporting Standard 18, Presentation and Disclosure in Financial Statements (“IFRS 18”) (cont.)

IFRS 18 will become effective, in a retrospective manner, for annual reporting periods beginning on or after 1 January 2027. Early application of IFRS 18 is permitted.

The Company is currently working to identify all of the impacts that IFRS 18 will have on the primary financial statements and notes to the financial statements. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure. IFRS 18 will be applied retrospectively with specific transitional provisions.